TAXES ON INCOME (Details Textual) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2011
Operating Loss Carryforwards	$ 4,000
Deferred Tax Assets, Net			$ 1,527
Unrecognized Tax Benefits Excludes Income Tax Penalties And Interest Accrued	0		158
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense			10	$ 9
Unrecognized Tax Benefits, Interest on Income Taxes Expense	$ 0		$ 238
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	24.00%	25.00%
Minimum Percentage of Income from its Core Activity	90.00%	90.00%
TCJA [Member]
Income Tax Credits and Adjustments	$ 660
GILTI [Member]
Income Tax Credits and Adjustments	$ 520
Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent	12.00%	12.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	7.50%	7.50%
Preferred Enterprise Located in Other Area [Member]
Effective Income Tax Rate Reconciliation, Percent				16.00%
U S Subsidiaries [Member]
Deferred Tax Assets, Net	$ 1,008
Effective Income Tax Rate Reconciliation, Deduction, Dividend, Percent	100.00%	100.00%
Thereafter [Member]
Percentage Of Amendment Tax Rate					9.00%
Amendment 2011 [Member]
Percentage Of Amendment Tax Rate					16.00%
Minimum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent				7.50%
Minimum [Member] | U S Federal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Maximum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent				9.00%
Maximum [Member] | U S Federal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%
Israeli Taxation [Member]
Income Tax Holiday, Description	the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has not been eligible for benefits since 2007.	the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has not been eligible for benefits since 2007.
Tax Exempt Income Earned By Approved Enterprise Of Company Included In Retained Earnings	$ 540
Deferred Tax Assets, Net	$ 3,342
Effective Income Tax Rate Reconciliation, Percent	23.00%	23.00%	24.00%	25.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	25.00%	24.00%
Percentage Stating the Income From Exports	25.00%	25.00%
Net Income Available for Parent Maximum | ₪		₪ 10
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards	$ 69,200
Israeli Taxation [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	10.00%	10.00%
Israeli Taxation [Member] | Maximum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	25.00%	25.00%
Accrued Income Taxes, Current	$ 180
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 62,400